Condensed Financial Information of the Parent Company (Details) (Parenthetical) - $ / shares		Dec. 31, 2019	Dec. 31, 2018
Common shares, par value		$ 0.01	$ 0.01
Common shares, authorized		50,000,000	50,000,000
Common shares, issued		15,399,185	14,899,185
Common shares, outstanding		15,399,185	14,899,185
Parent [Member]
Common shares, par value	[1]	$ 0.01	$ 0.01
Common shares, authorized	[1]	50,000,000	50,000,000
Common shares, issued	[1]	15,399,185	14,899,185
Common shares, outstanding	[1]	15,399,185	14,899,185

[1]	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.